Acquisitions 2017 Acquisition (Details) - USD ($) $ in Millions				12 Months Ended			14 Months Ended
	Aug. 16, 2018	Feb. 01, 2018	Nov. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Business Acquisition [Line Items]
Product portfolio sales				$ 87.2	$ 0.0	$ 0.0
Increase in goodwill				$ 282.9
DuPont
Business Acquisition [Line Items]
Purchase price			$ 1,225.6
Revenues since acquisition date					193.5
Income (loss) from continuing operations since acquisition date					27.6
Transitional services agreement, term			24 months
Transitional services agreement, optional extension, term			6 months
Supply agreement term				5 years
Revenue recognized				$ 92.0	$ 2.0
Increase in goodwill							$ 283.0
FMC Agricultural Solutions
Business Acquisition [Line Items]
Increase in goodwill				282.9
FMC Agricultural Solutions | DuPont
Business Acquisition [Line Items]
Income (loss) from continuing operations since acquisition date				$ 20.0
European Herbicide Portfolio
Business Acquisition [Line Items]
Proceeds from sale		$ 85.0
Proceeds from sale - working capital		2.0
Product portfolio sales		$ 85.0
DuPont Crop Protection Business
Business Acquisition [Line Items]
Product portfolio sales	$ 3.0